Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Schedule of Aging of Trade Receivable Balances and Allowance for Doubtful Accounts

The aging of trade receivable balances and the allowance for doubtful accounts as at March 31, 2021 and 2020 were as follows:

	March 31,	March 31,
	2021	2020

Current	$3,563,099	$5,744,599
Past due 0-30 days	1,259,657	930,050
Past due 31-120 days	1,258,588	1,993,731
Past due over 121 days	12,106,765	891,888
Trade receivables	18,188,109	9,560,268

Less expected credit loss	(10,525,757)	(723,623)
	$7,662,352	$8,836,645

Schedule of Movement in Expected Credit Loss in Respect of Trade Receivables

The movement in expected credit loss in respect of trade receivables was as follows:

	March 31,	March 31,
	2021	2020

Balance, beginning of year	$723,623	$616,846
Bad debt expenses	10,287,505	132,283
Foreign exchange loss	(30,660)	8,896
Reversal of the expected credit loss	(454,711)	(34,402)
Balance, end of year	$10,525,757	$723,623

Schedule of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities as at March 31, 2021 and 2020:

					March 31,
					2021
	Carrying	Contractual	Less than	1 to	More than
Required payments per year	amount	cash flows	1 year	5 years	5 years

Trade and other payables and long-term payables	$24,975,764	$24,975,764	$24,975,764	$–	$–
Lease liabilities	3,915,521	3,866,307	690,071	3,176,236	—
Loans and borrowings *	14,211,339	16,130,985	1,256,200	14,874,785	–
	$43,102,624	$44,973,056	$26,922,035	$18,051,021	$–
*	Includes interest payments to be made at the contractual rate.

					March 31,
					2020
	Carrying	Contractual	Less than	1 to	More than
Required payments per year	amount	cash flows	1 year	5 years	5 years

Trade and other payables and long-term payable	$13,007,109	$13,007,109	$12,451,669	$555,440	$–
Loans and borrowings *	3,180,927	3,208,864	3,208,864	–	–
	$16,188,036	$16,215,973	$15,660,533	$555,440	$–
*	Includes interest payments to be made at the contractual rate.

Foreign Exchange Rate Risk
Disclosure Of Financial Instruments [Line Items]
Schedule of Effect of Changes in Foreign Exchange Currency

The following table provides an indication of the Corporation’s significant foreign exchange currency exposures as stated in US dollars at the following dates:

	March 31,	March 31,
	2021	2020
	US$	US$

Cash and cash equivalents	$55,336,399	$8,422,874
Trade and other receivables	$1,742,393	$4,224,026
Trade and other payables and lease liabilities	$(216,583)	$(7,115,681)
Long-term payables	$—	$(448,554)
Liability related to warrants	$(7,863,965)	$—
	$48,998,244	$5,082,665

The following exchange rates are those applicable for the years ended March 31, 2021 and 2020:

		March 31,		March 31,
		2021		2020
	Average	Reporting	Average	Reporting

US$ per CAD	1.3223	1.2562	1.3306	1.4062

Based on the Corporation’s foreign currency exposures noted above, varying the above foreign exchange rate to reflect a 5% strengthening of the US dollar would have increased (decreased) the net loss as follows, assuming that all other variables remained constant:

	March 31,	March 31,
	2021	2020
	US$	US$

Increase (decrease) in net loss	$2,242,060	$254,132

Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Corporation's Exposure to Interest Rate Risk

The Corporation’s exposure to interest rate risk as at March 31, 2021 and 2020 is as follows:

Cash and cash equivalents	Short-term fixed interest rate
Short-term investments	Short-term fixed interest rate
Loans and borrowings	Fixed and variable interest rates